DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2020
Deposits [Abstract]
Schedule of Retail Deposit Accounts

Deposit accounts are summarized as follows:

	2020		2019
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)
Non-interest earning checking	$22,657	15.0%	$19,770	13.5%
Interest-earning checking	25,075	16.6	23,541	16.1
Savings accounts	44,541	29.4	43,740	29.9
Money market accounts	21,743	14.4	19,958	13.6
Savings certificates	35,063	23.2	37,361	25.5
Advance payments by borrowers for taxes and insurance	2,256	1.5	2,065	1.4

Total	$151,335	100.0%	$146,435	100.0%

Schedule of Maturities of Retail and Wholesale Savings Certificates

The maturities of savings certificates at June 30, 2020, are summarized as follows:

(Dollars in Thousands)
Within one year	$31,273
Beyond one year but within two years	1,828
Beyond two years but within three years	836
Beyond three years but within four years	603
Beyond four years but within five years	294
Beyond five years	229

Total	$35,063